Scharf Global Opportunity Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 93.4%	Shares	Value
Aerospace & Defense - 2.6%
Airbus SE - ADR	14,620	$765,503

Beverages - 3.9%
Heineken Holding NV	15,155	1,129,132

Building Products - 2.7%
Assa Abloy AB - Class B	25,603	798,868

Capital Markets - 8.7%
Brookfield Corp.	26,530	1,640,880
CME Group, Inc.	3,290	906,790
		2,547,670

Chemicals - 3.0%
Air Products and Chemicals, Inc.	3,074	867,052

Energy Equipment & Services - 1.4%
Schlumberger NV	11,830	399,854

Entertainment - 1.9%
Walt Disney Co.	4,484	556,061

Financial Services - 11.1%
Berkshire Hathaway, Inc. - Class B (a)	2,070	1,005,544
Fiserv, Inc. (a)	7,061	1,217,387
Visa, Inc. - Class A	2,811	998,046
		3,220,977

Ground Transportation - 3.9%
U-Haul Holding Co.	10,837	589,208
Union Pacific Corp.	2,344	539,307
		1,128,515

Health Care Equipment & Supplies - 3.4%
Smith & Nephew PLC	65,200	996,096

Health Care Providers & Services - 8.5%
Centene Corp. (a)	5,328	289,204
CVS Health Corp.	6,672	460,234
McKesson Corp.	1,620	1,187,104
UnitedHealth Group, Inc.	1,765	550,627
		2,487,169

Hotels, Restaurants & Leisure - 4.1%
Booking Holdings, Inc.	111	642,605
Compass Group PLC	16,461	557,422
		1,200,027

Household Durables - 2.5%
Sony Corp. - ADR	28,310	736,909

Insurance - 6.3%
Aon PLC - Class A	1,768	630,752
Markel Group, Inc. (a)	601	1,200,413
		1,831,165

Media - 2.5%
Comcast Corp. - Class A	20,150	719,154

Metals & Mining - 4.0%
Franco-Nevada Corp.	7,160	1,173,667

Oil, Gas & Consumable Fuels - 3.2%
Occidental Petroleum Corp.	21,965	922,750

Pharmaceuticals - 6.2%
Haleon PLC - ADR	71,675	743,270
Novartis AG - ADR	8,875	1,073,964
		1,817,234

Software - 12.0%
Adobe, Inc. (a)	1,692	654,601
Microsoft Corp.	2,775	1,380,313
Oracle Corp.	6,689	1,462,416
		3,497,330

Technology Hardware, Storage & Peripherals - 1.5%
Samsung Electronics Co. Ltd.	9,700	429,801
TOTAL COMMON STOCKS (Cost $18,567,718)		27,224,934

PREFERRED STOCKS - 3.6%
Technology Hardware, Storage & Peripherals - 3.6%
Samsung Electronics Co. Ltd., 2.51%	28,430	1,042,742
TOTAL PREFERRED STOCKS (Cost $558,668)		1,042,742

SHORT-TERM INVESTMENTS - 3.0%
Money Market Funds - 3.0%
First American Treasury Obligations Fund - Class Z, 4.20% (b)	872,069	872,069
TOTAL SHORT-TERM INVESTMENTS (Cost $872,069)		872,069

TOTAL INVESTMENTS - 100.0% (Cost $19,998,455)		29,139,745
Other Assets in Excess of Liabilities - 0.0% (c)		9,033
TOTAL NET ASSETS - 100.0%		$29,148,778

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Scharf Global Opportunity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$27,224,934	$–	$–	$27,224,934
Preferred Stocks	1,042,742	–	–	1,042,742
Money Market Funds	872,069	–	–	872,069
Total Investments	$29,139,745	$–	$–	$29,139,745

Allocation of Portfolio Holdings by Country as of June 30, 2025
(% of Net Assets)
United States	$18,051,491	62.1%
Canada	2,814,547	9.6
United Kingdom	2,296,788	7.8
South Korea	1,472,543	5.1
Netherlands	1,129,132	3.9
Switzerland	1,073,964	3.7
Sweden	798,868	2.7
France	765,503	2.6
Japan	736,909	2.5
Other Assets in Excess of Liabilities	9,033	0.0 (a)
	$29,148,778	100.0%

(a)	Represents less than 0.05% of net assets.